CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH EQUIVALENTS
Schedule of Cash and Cash Equivalents [Table Text Block]

	December 31,
	2022	2021
Total cash and cash equivalents	63,136	47,183
Short term investment	—	—
Total cash and cash equivalents	63,136	47,183